As filed with the Securities and Exchange Commission on November 16, 2010

Registration Nos. 033-12608 and 811-05059

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 64	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 66	☒

HIGHMARK FUNDS

(Exact Name of Registrant as Specified in Charter)

350 California Street, Suite 1600

San Francisco, CA 94104

(Address of Principal Executive Offices) (zip)

Registrant’s telephone number, including area code: (800) 433-6884

Name and address of agent for service:

John M. Loder, Esq.

Ropes & Gray LLP

Three Embarcadero Center

San Francisco, CA 94111

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment.

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)

☒	on December 1, 2010, pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on [date] pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

NOTE: This post-effective amendment No. 64 is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “Securities Act”), solely to designate December 1, 2010, as the new effective date for post-effective amendment No. 63 filed pursuant to Rule 485(a) under the Securities Act on September 20, 2010. This post-effective amendment No. 64 is not intended to amend or supersede any information contained in post-effective amendment No. 63.

This post-effective amendment relates to each series of HighMark Funds except HighMark Global Growth Equity Fund and HighMark International Growth Equity Fund. No prospectus or statement of additional information contained in HighMark Funds’ registration statement relating to HighMark Global Growth Equity Fund or HighMark International Growth Equity Fund is amended or superseded hereby.

HIGHMARK FUNDS

Part A. INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of post-effective amendment No. 63 to the registration statement on Form N-1A of HighMark Funds (the “Registrant”) under the Securities Act of 1933, as amended, and amendment No. 65 to the Registrant’s registration statement on Form N-1A under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission (the “SEC”) on September 20, 2010 (“Amendment No. 63/65”).

Part B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of Amendment No. 63/65 to the Registrant’s registration statement on Form N-1A filed with the SEC on September 20, 2010.

Part C. OTHER INFORMATION

Part C is incorporated by reference to Part C of Amendment No. 63/65 to the Registrant’s registration statement on Form N-1A filed with the SEC on September 20, 2010.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940 (the “1940 Act”), the Registrant, HighMark Funds, certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act, and has duly caused this post-effective amendment No. 64 under the Securities Act and amendment No. 66 under the 1940 Act to be signed on its behalf by the undersigned, thereto duly authorized, in the City and County of San Francisco and State of California, on the 16 day of November, 2010.

HighMark Funds

By:	/S/ EARLE A. MALM II
Earle A. Malm II
Title:	President

Pursuant to the requirements of the Securities Act, this amendment to the registration statement of HighMark Funds has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

/S/ EARLE A. MALM II Earle A. Malm II	President (Principal Executive Officer), Trustee	November 16, 2010

/S/ PAMELA O’DONNELL Pamela O’Donnell	Vice President, Treasurer and Chief Financial Officer	November 16, 2010

/S/ DAVID E. BENKERT* David E. Benkert	Trustee	November 16, 2010

/S/ THOMAS L. BRAJE* Thomas L. Braje	Trustee	November 16, 2010

/S/ EVELYN DILSAVER* Evelyn Dilsaver	Trustee	November 16, 2010

/S/ DAVID A. GOLDFARB* David A. Goldfarb	Trustee	November 16, 2010

/S/ MICHAEL L. NOEL* Michael L. Noel	Trustee	November 16, 2010

/S/ MINDY M. POSOFF* Mindy M. Posoff	Trustee	November 16, 2010

/S/ ROBERT M. WHITLER* Robert M. Whitler	Trustee	November 16, 2010

*By:	/S/ EARLE A. MALM II
Earle A. Malm II

Attorney-In-Fact, pursuant to powers of attorney filed herewith.

POWER OF ATTORNEY

Each of the undersigned Trustees of HighMark Funds (the “Trust”) hereby constitutes and appoints Helen Robichaud, Earle A. Malm, II and Pamela O’Donnell, each of them with full powers of substitution or resubstitution, as his or her true and lawful attorney-in-fact and agent to execute in his or her name and on his or her behalf in any and all capacities any registration statements or statement of the Trust and any and all amendments thereto (including post-effective amendments) pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (together, the “Acts”), all other documents filed by the Trust or its affiliates with the Securities and Exchange Commission (the “SEC”) under the Acts and any rules, regulations or requirements of the SEC in respect thereof, and any and all instruments which such attorneys and agents, or any of them, deem necessary or advisable to enable the Trust or its affiliates to comply with the Acts, the rules, regulations and requirements of the SEC, and the securities or Blue Sky laws of any state or other jurisdiction, including specifically, but without limiting the generality of the foregoing, all documents necessary to ensure the Trust has insurance and fidelity bond coverage, and to file the same, with all exhibits thereto and other documents in connection therewith, with the SEC and such other jurisdictions, and the undersigned hereby ratifies and confirms as his or her own act and deed any and all acts that such attorneys and agents, or any of them, shall do or cause to be done by virtue hereof. Any one of such attorneys and agents has, and may exercise, all of the powers hereby conferred. The undersigned hereby revokes any Powers of Attorney previously granted with respect to the Trust concerning the filings and actions described herein.

IN WITNESS WHEREOF, the undersigned have hereunto set their hands as of the 15th day of October 2010.

SIGNATURE	TITLE	SIGNATURE	TITLE

/S/ THOMAS L. BRAJE Thomas L. Braje	Trustee	/S/ DAVID E. BENKERT David E. Benkert	Trustee

/S/ EVELYN DILSAVER Evelyn Dilsaver	Trustee	/S/ DAVID A. GOLDFARB David A. Goldfarb	Trustee

/S/ MICHAEL L. NOEL Michael L. Noel	Trustee	/S/ ROBERT M. WHITLER Robert M. Whitler	Trustee

/S/ EARLE A. MALM II Earle A. Malm II	Trustee	/S/ MINDY M. POSOFF Mindy M. Posoff	Trustee